Losses Per Share	12 Months Ended
Dec. 31, 2024
Losses Per Share [Abstract]
Losses per share

30.    Losses per share

Share data have been revised to give effect to the share split as explained in Note 4 b) (d).

	Year ended December 31, 2022
	Amount after income tax	Weighted average number of ordinary shares outstanding	Losses per share
Basic earnings per share
Loss attributable to equity holders of the Company	$(11,014,131)	9,211,973	$(1.20)
Diluted earnings per share
Loss attributable to ordinary shareholders of the Company plus assumed conversion of all dilutive potential ordinary shares	$(11,014,131)	9,211,973	$(1.20)
	Year ended December 31, 2023
	Amount after income tax	Weighted average number of ordinary shares outstanding	Losses per share
Basic earnings per share
Loss attributable to equity holders of the Company	$(804,977)	18,411,714	$(0.04)
Diluted earnings per share
Loss attributable to ordinary shareholders of the Company plus assumed conversion of all dilutive potential ordinary shares	$(804,977)	18,411,714	$(0.04)

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Note:       For the year ended December 31, 2023, there was 1,935,073 potential shares derived from employee stock options (396,946 shares), and convertible preferred shares (1,538,127 shares) outstanding to be issued, which were not included in the calculation of diluted earnings per shares as their inclusion would have been anti-dilutive.

	Year ended December 31, 2024
	Amount after income tax	Weighted average number of ordinary shares outstanding	Losses per share
Basic losses per share
Loss attributable to equity holders of the Company (Note 1)	$(85,004,692)	24,541,271	$(3.46)
Diluted losses per share
Loss attributable to ordinary shareholders of the Company plus assumed conversion of all dilutive potential ordinary shares (Note 2)	$(85,004,692)	24,541,271	$(3.46)

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Note 1:    For the year ended December 31, 2024, shares to be issued including deferred shares consideration for the Green Quest acquisition and commitment shares from the Tumim ELOC SPA are included in the calculation of basic earnings per shares.

Note 2:    For the year ended December 31, 2024, there was 17,284,315 potential shares derived from employee stock options (406,072 shares), restricted stock unit (13,898 shares), warrants (16,832,592 shares) and convertible note (31,753 shares) outstanding to be issued, which were not included in the calculation of diluted earnings per shares as their inclusion would have been anti-dilutive.